Transamerica Small/Mid Cap Value VP

SCHEDULE OF INVESTMENTS

At March 31, 2023

(unaudited)

	Shares	Value
COMMON STOCKS - 95.8%
Aerospace & Defense - 2.1%
Curtiss-Wright Corp.	15,600	$ 2,749,656
Elbit Systems Ltd. (A)	6,150	1,046,791
Huntington Ingalls Industries, Inc.	34,200	7,080,084

		10,876,531

Air Freight & Logistics - 1.0%
FedEx Corp.	21,900	5,003,931

Automobile Components - 0.6%
Dana, Inc.	30,800	463,540
Gentex Corp.	21,300	597,039
Stoneridge, Inc. (B)	7,600	142,120
Visteon Corp. (B)	13,250	2,077,998

		3,280,697

Banks - 6.7%
Atlantic Union Bankshares Corp.	19,800	693,990
Berkshire Hills Bancorp, Inc.	60,200	1,508,612
Central Valley Community Bancorp	12,700	261,366
Columbia Banking System, Inc.	68,397	1,465,064
Dime Community Bancshares, Inc.	53,550	1,216,656
First Citizens BancShares, Inc., Class A	12,359	12,026,543
First Community Bankshares, Inc.	45,900	1,149,795
First Merchants Corp.	45,900	1,512,405
Lakeland Bancorp, Inc.	112,150	1,754,026
OceanFirst Financial Corp.	50,100	925,848
Princeton Bancorp, Inc.	7,700	244,244
Provident Financial Services, Inc.	55,300	1,060,654
Sandy Spring Bancorp, Inc.	48,050	1,248,339
TrustCo Bank Corp.	61,000	1,948,340
United Bankshares, Inc. (A)	14,150	498,080
United Community Banks, Inc.	63,450	1,784,214
Washington Federal, Inc.	91,500	2,755,980
Webster Financial Corp.	64,350	2,536,677

		34,590,833

Beverages - 1.1%
Molson Coors Beverage Co., Class B (A)	110,290	5,699,787

Biotechnology - 0.3%
Exelixis, Inc. (B)	79,100	1,535,331

Building Products - 2.3%
American Woodmark Corp. (B)	24,200	1,260,094
Builders FirstSource, Inc. (B)	26,600	2,361,548
Gibraltar Industries, Inc. (B)	9,400	455,900
Hayward Holdings, Inc. (A) (B)	97,900	1,147,388
Masonite International Corp. (B)	15,800	1,434,166
Owens Corning	18,800	1,801,040
PGT Innovations, Inc. (B)	65,850	1,653,493
Quanex Building Products Corp.	72,200	1,554,466

		11,668,095

Capital Markets - 0.8%
Piper Sandler Cos.	18,000	2,494,980
Stifel Financial Corp.	30,350	1,793,382

		4,288,362

Chemicals - 2.3%
Chase Corp.	17,800	1,864,194
Huntsman Corp.	38,500	1,053,360

	Shares	Value
COMMON STOCKS (continued)
Chemicals (continued)
LSB Industries, Inc. (B)	92,150	$ 951,909
Mosaic Co.	78,800	3,615,344
Olin Corp.	78,100	4,334,550

		11,819,357

Commercial Services & Supplies - 0.3%
HNI Corp.	28,300	787,872
Tetra Tech, Inc.	4,300	631,713

		1,419,585

Communications Equipment - 0.7%
Harmonic, Inc. (A) (B)	63,200	922,088
KVH Industries, Inc. (B)	114,450	1,302,441
Silicom Ltd. (B)	41,900	1,570,412

		3,794,941

Construction & Engineering - 1.5%
Comfort Systems USA, Inc.	21,750	3,174,630
EMCOR Group, Inc.	22,700	3,690,793
Granite Construction, Inc. (A)	24,000	985,920

		7,851,343

Consumer Finance - 0.7%
Ally Financial, Inc.	141,000	3,594,090

Consumer Staples Distribution & Retail - 1.2%
Dollar Tree, Inc. (B)	37,100	5,325,705
Village Super Market, Inc., Class A	35,900	821,392

		6,147,097

Containers & Packaging - 1.4%
Graphic Packaging Holding Co.	224,100	5,712,309
Sealed Air Corp.	33,700	1,547,167

		7,259,476

Distributors - 1.0%
LKQ Corp.	90,600	5,142,456

Diversified Consumer Services - 0.3%
American Public Education, Inc. (B)	25,950	140,649
Stride, Inc. (A) (B)	37,100	1,456,175

		1,596,824

Diversified Telecommunication Services - 0.9%
Liberty Global PLC, Class A (B)	246,100	4,798,950

Electric Utilities - 3.7%
Evergy, Inc.	119,201	7,285,565
Exelon Corp.	108,600	4,549,254
OGE Energy Corp.	170,100	6,405,966
Portland General Electric Co.	17,850	872,687

		19,113,472

Electrical Equipment - 1.1%
Acuity Brands, Inc.	4,100	749,193
LSI Industries, Inc.	156,900	2,185,617
Regal Rexnord Corp.	18,000	2,533,140

		5,467,950

Electronic Equipment, Instruments & Components - 2.4%
Coherent Corp. (A) (B)	9,600	365,568
Flex Ltd. (B)	99,400	2,287,194
Itron, Inc. (B)	8,200	454,690
Methode Electronics, Inc.	39,750	1,744,230
OSI Systems, Inc. (B)	15,700	1,607,052

Transamerica Series Trust	Page 1

Transamerica Small/Mid Cap Value VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2023

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components (continued)
Vishay Intertechnology, Inc.	81,000	$ 1,832,220
Vontier Corp.	155,400	4,248,636

		12,539,590

Energy Equipment & Services - 0.5%
Helix Energy Solutions Group, Inc. (B)	170,350	1,318,509
Helmerich & Payne, Inc.	33,200	1,186,900

		2,505,409

Entertainment - 1.4%
Madison Square Garden Entertainment Corp. (A) (B)	26,300	1,553,541
Madison Square Garden Sports Corp.	5,950	1,159,357
Warner Bros Discovery, Inc. (B)	297,100	4,486,210

		7,199,108

Financial Services - 2.7%
Fidelity National Information Services, Inc.	57,400	3,118,542
FleetCor Technologies, Inc. (B)	27,500	5,798,375
Global Payments, Inc.	47,900	5,040,996

		13,957,913

Food Products - 1.5%
Kraft Heinz Co.	7,887	304,990
Nomad Foods Ltd. (A) (B)	76,100	1,426,114
Post Holdings, Inc. (B)	69,068	6,207,141

		7,938,245

Gas Utilities - 0.9%
National Fuel Gas Co.	48,800	2,817,712
UGI Corp.	43,500	1,512,060

		4,329,772

Ground Transportation - 0.2%
U-Haul Holding Co.	18,000	933,300
U-Haul Holding Co. (A)	1,500	89,475

		1,022,775

Health Care Equipment & Supplies - 1.4%
AngioDynamics, Inc. (B)	84,350	872,179
Inmode Ltd. (B)	12,350	394,706
Koninklijke Philips NV (A)	267,500	4,908,625
OraSure Technologies, Inc. (B)	83,150	503,057
QuidelOrtho Corp. (B)	4,900	436,541

		7,115,108

Health Care Providers & Services - 4.5%
AmerisourceBergen Corp.	36,366	5,822,560
AMN Healthcare Services, Inc. (B)	12,650	1,049,444
Centene Corp. (B)	70,200	4,437,342
Cross Country Healthcare, Inc. (B)	132,250	2,951,820
Encompass Health Corp.	31,450	1,701,445
Enhabit, Inc. (B)	106,250	1,477,938
Laboratory Corp. of America Holdings	23,277	5,340,209
National HealthCare Corp.	7,900	458,753

		23,239,511

Health Care REITs - 0.8%
Community Healthcare Trust, Inc.	27,600	1,010,160
Physicians Realty Trust (A)	120,150	1,793,840
Sabra Health Care, Inc.	123,250	1,417,375

		4,221,375

	Shares	Value
COMMON STOCKS (continued)
Hotel & Resort REITs - 0.6%
Apple Hospitality, Inc.	115,800	$ 1,797,216
DiamondRock Hospitality Co.	87,850	714,221
Summit Hotel Properties, Inc.	59,250	414,750

		2,926,187

Hotels, Restaurants & Leisure - 0.3%
Churchill Downs, Inc.	5,550	1,426,628

Household Durables - 1.1%
Helen of Troy Ltd. (B)	9,850	937,424
KB Home	38,600	1,550,948
La-Z-Boy, Inc.	39,300	1,142,844
MDC Holdings, Inc.	14,500	563,615
PulteGroup, Inc.	11,700	681,876
Sonos, Inc. (A) (B)	40,600	796,572

		5,673,279

Household Products - 0.3%
Spectrum Brands Holdings, Inc.	24,800	1,642,256

Independent Power & Renewable Electricity Producers - 1.1%
Vistra Corp.	226,231	5,429,544

Industrial REITs - 0.3%
LXP Industrial Trust	154,700	1,594,957

Insurance - 6.9%
Allstate Corp.	51,800	5,739,958
Arch Capital Group Ltd. (B)	45,200	3,067,724
Everest Re Group Ltd.	7,200	2,577,744
Fidelity National Financial, Inc.	112,307	3,922,884
Loews Corp.	41,208	2,390,888
Markel Corp. (B)	5,100	6,514,791
Old Republic International Corp.	190,000	4,744,300
Selective Insurance Group, Inc.	27,350	2,607,275
United Fire Group, Inc.	22,600	600,030
Willis Towers Watson PLC	14,300	3,323,034

		35,488,628

Interactive Media & Services - 0.9%
IAC, Inc. (B)	91,820	4,737,912

IT Services - 0.1%
Perficient, Inc. (B)	9,150	660,539

Leisure Products - 0.9%
BRP, Inc.	17,300	1,352,860
MasterCraft Boat Holdings, Inc. (B)	63,350	1,927,741
Polaris, Inc.	13,300	1,471,379

		4,751,980

Life Sciences Tools & Services - 1.7%
Azenta, Inc. (B)	29,750	1,327,445
Bio-Rad Laboratories, Inc., Class A (B)	13,800	6,610,476
Maravai LifeSciences Holdings, Inc., Class A (B)	51,750	725,017

		8,662,938

Machinery - 1.9%
Allison Transmission Holdings, Inc.	7,500	339,300
CNH Industrial NV	139,400	2,128,638
Columbus McKinnon Corp.	46,200	1,716,792
Douglas Dynamics, Inc.	25,700	819,573
Gencor Industries, Inc. (B)	47,650	732,380
Miller Industries, Inc.	22,400	791,840

Transamerica Series Trust	Page 2

Transamerica Small/Mid Cap Value VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2023

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Machinery (continued)
Mueller Industries, Inc.	39,400	$ 2,895,112
Oshkosh Corp.	5,750	478,285

		9,901,920

Media - 5.5%
Altice USA, Inc., Class A (B)	479,700	1,640,574
DISH Network Corp., Class A (A) (B)	349,900	3,264,567
Fox Corp., Class A (A)	153,500	5,226,675
Liberty Broadband Corp., Class C (B)	82,290	6,723,093
Liberty Media Corp. - Liberty SiriusXM, Class C (B)	222,244	6,220,610
News Corp., Class A	255,700	4,415,939
Perion Network Ltd. (B)	26,300	1,040,954

		28,532,412

Metals & Mining - 2.1%
Cleveland-Cliffs, Inc. (A) (B)	104,200	1,909,986
Commercial Metals Co.	37,850	1,850,865
Kaiser Aluminum Corp.	16,800	1,253,784
Schnitzer Steel Industries, Inc., Class A	32,000	995,200
TimkenSteel Corp. (B)	71,600	1,313,144
U.S. Steel Corp.	141,600	3,695,760

		11,018,739

Mortgage Real Estate Investment Trusts - 0.8%
Annaly Capital Management, Inc. (A)	214,347	4,096,171

Multi-Utilities - 3.9%
CenterPoint Energy, Inc.	181,000	5,332,260
Dominion Energy, Inc.	67,600	3,779,516
NiSource, Inc.	267,300	7,473,708
NorthWestern Corp.	59,200	3,425,312

		20,010,796

Office REITs - 1.0%
Brandywine Realty Trust	124,350	588,175
JBG SMITH Properties	259,200	3,903,552
Piedmont Office Realty Trust, Inc., Class A	93,800	684,740

		5,176,467

Oil, Gas & Consumable Fuels - 6.5%
Chesapeake Energy Corp. (A)	50,900	3,870,436
Delek US Holdings, Inc.	51,200	1,175,040
Diamondback Energy, Inc.	23,800	3,217,046
EQT Corp.	73,700	2,351,767
HF Sinclair Corp.	61,500	2,975,370
Kinder Morgan, Inc.	321,700	5,632,967
Magnolia Oil & Gas Corp., Class A	191,250	4,184,550
Ovintiv, Inc.	38,750	1,398,100
REX American Resources Corp. (B)	56,400	1,612,476
Williams Cos., Inc.	238,300	7,115,638

		33,533,390

Paper & Forest Products - 0.6%
Louisiana-Pacific Corp.	51,800	2,808,078

Personal Care Products - 0.1%
Medifast, Inc.	3,250	336,928

Pharmaceuticals - 2.8%
Innoviva, Inc. (A) (B)	143,400	1,613,250
Jazz Pharmaceuticals PLC (B)	13,400	1,960,822
Organon & Co.	99,700	2,344,944
Perrigo Co. PLC	243,050	8,718,203

		14,637,219

	Shares	Value
COMMON STOCKS (continued)
Professional Services - 2.7%
ASGN, Inc. (B)	17,200	$ 1,421,924
Clarivate PLC (A) (B)	84,300	791,577
FTI Consulting, Inc. (A) (B)	4,900	967,015
Heidrick & Struggles International, Inc.	40,250	1,221,990
ICF International, Inc.	27,150	2,978,355
KBR, Inc. (A)	59,000	3,247,950
Leidos Holdings, Inc.	15,650	1,440,739
Science Applications International Corp.	15,850	1,703,241

		13,772,791

Real Estate Management & Development - 0.1%
Newmark Group, Inc., Class A	49,600	351,168

Semiconductors & Semiconductor Equipment - 2.4%
AXT, Inc. (B)	23,600	93,928
Cohu, Inc. (B)	52,200	2,003,958
Magnachip Semiconductor Corp. (B)	147,500	1,368,800
MaxLinear, Inc. (B)	11,600	408,436
MKS Instruments, Inc.	11,850	1,050,147
Onto Innovation, Inc. (B)	19,950	1,753,206
Qorvo, Inc. (B)	9,250	939,523
Silicon Motion Technology Corp., ADR	33,350	2,185,092
Tower Semiconductor Ltd. (B)	33,000	1,401,510
Universal Display Corp.	7,950	1,233,283

		12,437,883

Software - 0.4%
Progress Software Corp.	31,150	1,789,568

Specialized REITs - 0.7%
Gaming & Leisure Properties, Inc.	71,853	3,740,667

Specialty Retail - 2.2%
Abercrombie & Fitch Co., Class A (B)	33,000	915,750
Academy Sports & Outdoors, Inc.	16,100	1,050,525
Advance Auto Parts, Inc.	19,200	2,334,912
American Eagle Outfitters, Inc.	97,600	1,311,744
Ross Stores, Inc.	26,300	2,791,219
Urban Outfitters, Inc. (B)	51,250	1,420,650
Williams-Sonoma, Inc. (A)	13,600	1,654,576

		11,479,376

Technology Hardware, Storage & Peripherals - 0.8%
Western Digital Corp. (B)	112,600	4,241,642

Textiles, Apparel & Luxury Goods - 0.8%
Deckers Outdoor Corp. (B)	3,350	1,505,992
Steven Madden Ltd.	40,900	1,472,400
Tapestry, Inc.	29,850	1,286,834

		4,265,226

Total Common Stocks (Cost $439,091,177)		494,143,203

OTHER INVESTMENT COMPANY - 0.2%
Securities Lending Collateral - 0.2%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.79% (C)	796,685	796,685

Total Other Investment Company (Cost $796,685)		796,685

Transamerica Series Trust	Page 3

Transamerica Small/Mid Cap Value VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2023

(unaudited)

Principal	Value
REPURCHASE AGREEMENT - 4.0%

Fixed Income Clearing Corp., 2.10% (C), dated 03/31/2023, to be repurchased at $20,672,771 on 04/03/2023. Collateralized by U.S. Government Obligations, 2.50% - 4.13%, due 01/31/2025, and with a total value of $21,082,675.

$ 20,669,154	$ 20,669,154

Total Repurchase Agreement (Cost $20,669,154)	20,669,154

Total Investments (Cost $460,557,016)	515,609,042
Net Other Assets (Liabilities) - (0.0)% (D)	(15,359)

Net Assets - 100.0%	$ 515,593,683

INVESTMENT VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$494,143,203	$—	$—	$494,143,203
Other Investment Company	796,685	—	—	796,685
Repurchase Agreement	—	20,669,154	—	20,669,154

Total Investments	$494,939,888	$20,669,154	$—	$515,609,042

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $34,582,182, collateralized by cash collateral of $796,685 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $34,628,499. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing securities.
(C)	Rates disclosed reflect the yields at March 31, 2023.
(D)	Percentage rounds to less than 0.1% or (0.1)%.
(E)	There were no transfers in or out of Level 3 during the period ended March 31, 2023. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Transamerica Series Trust	Page 4

Transamerica Small/Mid Cap Value VP

NOTES TO SCHEDULE OF INVESTMENTS

At March 31, 2023

(unaudited)

INVESTMENT VALUATION

Transamerica Small/Mid Cap Value VP (the “Portfolio”) is a series of the Transamerica Series Trust.

Effective September 8, 2022, Transamerica Asset Management, Inc. (“TAM”) has been designated as the Portfolio’s valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Portfolio’s Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at March 31, 2023, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Series Trust	Page 5